UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2019

Item 1. Reports to Stockholders.

Annual Report
December 31, 2019

Pickens Morningstar® Renewable
Energy Response™ ETF
Ticker: RENW
(Formerly known as NYSE® Pickens Oil ResponseTM ETF
Ticker: BOON)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Pickens Morningstar® Renewable Energy Response™ ETF

Pickens Morningstar® Renewable Energy Response™ ETF

Dear Shareholders,

The Pickens Morningstar® Renewable Energy Response™ ETF (“RENW” or the “Fund”) had its last trading day on January 29, 2020 and was liquidated shortly thereafter.  Prior to its liquidation, the Fund sought to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Morningstar® North America Renewable Energy Index (the “Index”).

Performance information below.  Note that for the period beginning January 1, 2019 to August 13, 2019, the Fund was the NYSE Pickens Oil Response ETF (“BOON”), and for the period August 14, 2019 to December 31, 2019 the Fund was the Pickens Morningstar® Renewable Energy Response™ ETF 2019 (“RENW”) (collectively the “Period”).

	1	3	6	9	1	Since
Fund Name / Index	Month	Month	Month	Month	Year	Inception
Pickens Morningstar Renewable
Energy Response ETF – Market	3.58	7.64	-1.14	-2.02	14.61	-5.43
Pickens Morningstar Renewable
Energy Response ETF – NAV	3.71	7.48	-1.12	-2.01	14.19	-5.46
NYSE® Pickens Oil ResponseTM Index/Morningstar®
North America Renewable Energy Index	3.56	7.09	-1.89	-2.57	13.83	-5.40
Morningstar® North America
Renewable Energy Index	3.56	7.09	9.11	14.11	28.34	—
S&P 500 Energy Sector TR	6.03	5.48	-1.16	-3.96	11.82	-1.83
Gross Expense Ratio as of December 31, 2019 is 0.65%.

Performance data quoted represents past performance.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. NAV prices are used to calculate market price performance prior to the date when the Fund first traded on the New York Stock Exchange. Market returns are determined using the New York Stock Exchange official close price, when the NAV is typically calculated, and do not represent the returns you would receive if you traded shares at other times.

Fund Contributors and Detractors

On an individual security level, the top positive contributors to BOON’s performance were Anadarko, Hess, Kinder Morgan, OneOk, Technipfmc, Phillips, Noble Energy, Newfield Exploration, Williams Co and Chevron.  Some of the top negative detractors were Centennial Resource Development, Antero Resources, Whiting Petroleum, Fluor Corp., and United States Steel Corp.

On an individual security level, the top positive contributors to RENW’s performance were Tesla, SNC-Lavalin, Trinity Industries, AES Corp, Boralex, Transalta, GE, Eaton, Tiffany, Innergex Renewable Energy and Nordstrom.  Some of the top negative detractors were Sunrun, First Solar, Covanta Holding Corp., Terraforma Power, and Allete.

Pickens Morningstar® Renewable Energy Response™ ETF

Top 10 holdings in BOON on Friday, Aug 16, 2019:

1.	MCDERMOTT INTL INC 1.12%
2.	PBF ENERGY INC-CLASS A 1.12%
3.	MARATHON PETROLEUM CORP 1.12%
4.	HOLLY FRONTIER CORP 1.00%
5.	DELEK US HOLDINGS INC 0.99%
6.	NOBLE ENERGY INC 0.98%
7.	VALERO ENERGY CORP 0.98%
8.	CENTENNIAL RESOURCE DEVELOPMENT 0.97%
9.	TECHNIPFMC PLC 0.97%
10.	PHILLIPS 66 0.96%

Top 10 holdings in RENW on Dec 31, 2019:

1.	SNC-LAVALIN GROUP INC 2.74%
2.	TESLA INC 2.42%
3.	SOLAREDGE TECHNOLOGIES INC 2.36%
4.	ARCOSA INC 2.30%
5.	TRANSALTA CORP 2.20%
6.	EDISON INTERNATIONAL 2.19%
7.	AES CORP 2.17%
8.	BOMBARDIER INC 2.16%
9.	SUNRUN INC 2.16%
10.	WABTEC CORP 2.16%

As the Fund was liquidated at the end of January, 2020, we appreciate those shareholders who invested in the Fund.

Sincerely,

Toby Loftin
Managing Principal

Pickens Morningstar® Renewable Energy Response™ ETF

The views expressed above reflect those of the Fund’s portfolio manager only through the Period, and do not necessarily represent the views of the Advisor as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

Principal Investment Risks: You can lose money on your investment in the Fund. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. Securities held by the Fund may be affected by fluctuations in the prices of energy commodities (particularly oil) and will be especially sensitive to developments that significantly affect certain related sectors of the economy, particularly the Energy, Industrial and Materials sectors. The Fund’s investments will be concentrated in an industry or group of industries and the value of Shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries. The equity securities, including those of mid-capitalization companies, held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. The Fund is non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers. The Fund is not actively managed, and the Fund’s sub-adviser would only sell shares of an equity security if that security is removed from the Index or the removal of that security is otherwise required upon a reconstitution of the Index in accordance with the Index methodology.

ETF shares are bought and sold through exchange trading at market price rather than Net Asset Value (“NAV”) and are not individually redeemed from the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. Brokerage commissions will reduce returns.

For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Principal Investment Risks.”

Index returns are for illustrative purposes only. Index performance returns do not reflect any management fees, transaction costs or expenses.

Foreside Fund Services, LLC – Distributor, not affiliated with TriLine Index Solutions, LLC.

Not FDIC Insured. No Bank Guarantee. May lose value.

Pickens Morningstar® Renewable Energy Response™ ETF

PERFORMANCE SUMMARY
As of December 31, 2019 (Unaudited)

Growth of $10,000

		Since
Average Annualized Returns		Inception
Year Ending December 31, 2019	1 Year	(2/27/2018)
Pickens Morningstar® Renewable Energy
Response™ ETF – NAV	14.19%	-5.46%
Pickens Morningstar® Renewable Energy
Response™ ETF – Market	14.61%	-5.43%
NYSE® Pickens Oil Response™ Index /Morningstar®
North American Renewable Energy Index(1)	13.83%	-5.40%
S&P 500® Energy Sector Index	11.82%	-1.83%

This chart illustrates the performance of a hypothetical $10,000 investment made on February 27, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

(1)
Effective August 14, 2019, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Morningstar® North America Renewable EnergySM Index. Prior to August 14, 2019, the Fund’s investment objective was to track the performance, before fees and expenses, of the NYSE Pickens Oil Response Index. Performance shown for periods beginning August 14, 2019, is that of the Morningstar® North America Renewable EnergySM Index, and performance shown for periods prior to August 14, 2019, is that of the NYSE Pickens Oil Response Index.

Pickens Morningstar® Renewable Energy Response™ ETF

PORTFOLIO ALLOCATION
As of December 31, 2019 (Unaudited)

Percentage of
Sector	Net Assets
Utilities♦	46.8%
Industrial	15.6
Technology	13.1
Financial	6.9
Basic Materials	4.9
Consumer, Cyclical	4.5
Energy	2.1
Real Estate	2.1
Healthcare	1.4
Consumer Defensive	1.4
Communication Services	0.7
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.2
Total	100.0%

♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

Pickens Morningstar® Renewable Energy Response™ ETF

SCHEDULE OF INVESTMENTS
December 31, 201

Shares	Security Description	Value

	COMMON STOCKS – 99.5%

	Basic Materials – 4.9%
300	Agnico Eagle Mines, Ltd.	$18,503
895	Alcoa Corporation (a)	19,251
485	Domtar Corporation	18,546
135	International Flavors & Fragrances, Inc.	17,418
1,070	Olin Corporation	18,458
1,150	Teck Resources, Ltd. – Class B	19,971
4,995	Yamana Gold, Inc.	19,799
		131,946

	Communication Services – 0.7%
380	BCE, Inc.	17,629

	Consumer Defensive – 1.4%
335	Bunge, Ltd.	19,280
155	Walmart, Inc.	18,420
		37,700
	Consumer, Cyclical – 4.5%
180	Hasbro, Inc.	19,010
475	Nordstrom, Inc.	19,442
155	Tesla, Inc. (a)	64,841
140	Tiffany & Company	18,711
		122,004

	Energy – 2.1%
4,840	TransAlta Renewables, Inc.	57,927

	Financial – 6.9%
75	American Express Company	9,337
385	AXA Equitable Holdings, Inc.	9,540
275	Bank of America Corporation	9,685
125	Bank of Montreal	9,701
190	Bank of New York Mellon Corporation	9,563
15	BlackRock, Inc.	7,540
960	Brookfield Asset Management, Inc. – Class A	55,546
40	Goldman Sachs Group, Inc.	9,197
475	KeyCorp	9,614
30	Mastercard, Inc. – Class A	8,958

The accompanying notes are an integral part of these financial statements.

Pickens Morningstar® Renewable Energy Response™ ETF

SCHEDULE OF INVESTMENTS
December 31, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.5% (Continued)

	Financial – 6.9% (Continued)
190	MetLife, Inc.	$9,684
115	Royal Bank of Canada	9,112
165	Toronto-Dominion Bank	9,267
160	Voya Financial, Inc.	9,757
180	Wells Fargo & Company	9,684
		186,185

	Healthcare – 1.4%
170	Alexion Pharmaceuticals, Inc. (a)	18,385
70	Becton Dickinson and Company	19,038
		37,423

	Industrial – 15.6%
1,385	Arcosa, Inc.	61,702
38,905	Bombardier, Inc. – Class B (a)	57,904
3,745	Covanta Holding Corporation	55,576
595	Eaton Corporation plc	56,358
5,045	General Electric Company	56,302
3,180	SNC-Lavalin Group, Inc.	73,446
745	Wabtec Corporation	57,961
		419,249

	Real Estate – 2.1%
35	Equinix, Inc.	20,429
570	Iron Mountain, Inc.	18,166
205	Prologis, Inc.	18,274
		56,869

	Technology – 13.1%
230	Advanced Micro Devices, Inc. (a)	10,548
15	Alphabet, Inc. – Class A (a)	20,091
80	Analog Devices, Inc.	9,507
35	Apple, Inc.	10,278
50	Autodesk, Inc. (a)	9,173
210	Cisco Systems, Inc.	10,072
190	Dell Technologies, Inc. – Class C (a)	9,764
90	Facebook, Inc. – Class A (a)	18,472

The accompanying notes are an integral part of these financial statements.

Pickens Morningstar® Renewable Energy Response™ ETF

SCHEDULE OF INVESTMENTS
December 31, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.5% (Continued)

	Technology – 13.1% (Continued)
1,025	First Solar, Inc. (a)	$57,359
585	Hewlett Packard Enterprise Company	9,278
465	HP, Inc.	9,556
165	Intel Corporation	9,875
35	Intuit, Inc.	9,168
155	Maxim Integrated Products, Inc.	9,534
60	Microsoft Corporation	9,462
60	salesforce.com, Inc. (a)	9,758
665	SolarEdge Technologies, Inc. (a)	63,235
4,195	Sunrun, Inc. (a)	57,933
55	Workday, Inc. – Class A (a)	9,045
		352,108

	Utilities – 46.8%♦
2,925	AES Corporation	58,207
3,890	Algonquin Power & Utilities Corporation	55,106
695	ALLETE, Inc.	56,413
1,165	Avista Corporation	56,025
2,935	Boralex, Inc. – Class A	55,362
2,135	Capital Power Corporation	56,621
2,825	Clearway Energy, Inc.	56,359
630	Consolidated Edison, Inc.	56,996
780	Edison International	58,820
880	Evergy, Inc.	57,279
1,375	Fortis, Inc.	57,131
525	IDACORP, Inc.	56,070
4,280	Innergex Renewable Energy, Inc.	55,647
235	NextEra Energy, Inc.	56,908
2,645	Northland Power, Inc.	55,480
780	NorthWestern Corporation	55,903
725	Ormat Technologies, Inc.	54,027
1,110	Otter Tail Corporation	56,932
2,025	Pattern Energy Group, Inc. – Class A	54,179
1,000	Portland General Electric Company	55,790
3,585	TerraForm Power, Inc. – Class A	55,173
8,240	TransAlta Corporation	58,968

The accompanying notes are an integral part of these financial statements.

Pickens Morningstar® Renewable Energy Response™ ETF

SCHEDULE OF INVESTMENTS
December 31, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.5% (Continued)

	Utilities – 46.8%♦ (Continued)
295	Xcel Energy, Inc.	$18,730
		1,258,126
	TOTAL COMMON STOCKS
	(Cost $2,470,238)	2,677,166

	SHORT-TERM INVESTMENT – 0.3%
7,763	Morgan Stanley Institutional Liquidity Funds –
	Government Portfolio, Institutional Class, 1.51%*	7,763
	TOTAL SHORT-TERM INVESTMENT
	(Cost $7,763)	7,763
	TOTAL INVESTMENTS – 99.8%
	(Cost $2,478,001)	2,684,929
	Other Assets in Excess of Liabilities – 0.2%	4,675
	NET ASSETS – 100.0%	$2,689,604

Percentages are stated as a percent of net assets

♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(a)	Non-income producing security.
*	Rate shown is the annualized seven-day yield as of December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Pickens Morningstar® Renewable Energy Response™ ETF

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2019

ASSETS
Investments in securities, at value (Cost $2,478,001)	$2,684,929
Dividends and interest receivable	6,149
Total assets	2,691,078

LIABILITIES
Management fees payable	1,474
Total liabilities	1,474

NET ASSETS	$2,689,604

Net assets consist of:
Paid-in capital	$3,497,413
Total distributable earnings (accumulated deficit)	(807,809)
Net assets	$2,689,604

Net asset value:
Net assets	$2,689,604
Shares outstanding ^	125,000
Net asset value, offering and redemption price per share	$21.52

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Pickens Morningstar® Renewable Energy Response™ ETF

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2019

INCOME
Dividends (Net of foreign taxes withheld of $1,958)	$66,888
Interest	277
Total investment income	67,165

EXPENSES
Management fees	26,765
Total expenses	26,765
Net investment income (loss)	40,400

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(229,345)
Foreign currency	(261)
Change in unrealized appreciation
(depreciation) on:
Investments	711,687
Foreign currency	18
Net realized and unrealized gain (loss)
on investments and foreign currency	482,099
Net increase (decrease) in net assets
resulting from operations	$522,499

The accompanying notes are an integral part of these financial statements.

Pickens Morningstar® Renewable Energy Response™ ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	December 31, 2019	December 31, 2018*
OPERATIONS
Net investment income (loss)	$40,400	$23,668
Net realized gain (loss) on investments
and foreign currency	(229,606)	(481,190)
Change in unrealized appreciation
(depreciation) on investments
and foreign currency	711,705	(504,759)
Net increase (decrease) in net assets
resulting from operations	522,499	(962,281)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(44,738)	(119,658)
Total distribution to shareholders	(44,738)	(119,658)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	6,254,245
Payments for shares redeemed	(1,619,518)	(1,340,945)
Net increase (decrease) in net
assets derived from capital
share transactions (a)	(1,619,518)	4,913,300
Net increase (decrease) in net assets	$(1,141,757)	$3,831,361

NET ASSETS
Beginning of year/period	$3,831,361	$—
End of year/period	$2,689,604	$3,831,361

(a)	A summary of capital share transactions is as follows:

	Year Ended	Period Ended
	December 31, 2019	December 31, 2018*
	Shares	Shares
Subscriptions	—	250,000
Redemptions	(75,000)	(50,000)
Net increase (decrease)	(75,000)	200,000

*	The Fund commenced operations on February 27, 2018. The information presented is for the period from February 27, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Pickens Morningstar® Renewable Energy Response™ ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended		Period Ended
	December 31, 2019		December 31, 2018(1)
Net asset value, beginning
of year/period	$19.16		$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.25		0.10
Net realized and unrealized
gain (loss) on investments	2.47		(5.34)
Total from investment operations	2.72		(5.24)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.36)		(0.12)
Net realized gains	—		(0.48)
Total distributions	(0.36)		(0.60)

Net asset value, end of year/period	$21.52		$19.16

Total return	14.19%		-21.02	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$2,690		$3,831

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.78	%(6)	0.85	%(4)
Net investment income (loss)
to average net assets	1.18%		0.48	%(4)
Portfolio turnover rate(5)	105%		56	%(3)

(1)	Commencement of operations on February 27, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Effective August 14, 2019 the Adviser reduced its management fee from 0.85% to 0.65%. See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Pickens Morningstar® Renewable Energy Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019

NOTE 1 – ORGANIZATION

Pickens Morningstar® Renewable Energy Response™ ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Morningstar® North America Renewable Energy Index (the “Index”). The Fund commenced operations on February 27, 2018.

The end of the reporting period for the Fund is December 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Pickens Morningstar® Renewable Energy Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Pickens Morningstar® Renewable Energy Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,677,166	$—	$—	$2,677,166
Short-Term Investments	7,763	—	—	7,763
Total Investments
in Securities	$2,684,929	$—	$—	$2,684,929

^ See Schedule of Investments for breakout of investments by sector classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting

Pickens Morningstar® Renewable Energy Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these

Pickens Morningstar® Renewable Energy Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to treatment of in-kind transactions. During the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings
(Accumulated Deficit)	Paid-In Capital
$(75,543)	$75,543

During the current fiscal period, the Fund realized $75,543 in net capital gains resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to December 31, 2019, that materially impacted the amounts or disclosures in the Fund’s financial statements other than the following:

The Board of Trustees of ETF Series Solutions, upon a recommendation from TriLine Index Solutions LLC, the investment adviser to the Fund, has determined to close and liquidate the Fund immediately after the close of business on January 30, 2020.

K.
New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their

Pickens Morningstar® Renewable Energy Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

TriLine Index Solutions, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.65% at an annual rate based on the Fund’s average daily net assets. Prior to August 14, 2019, the Fund paid the Adviser 0.85%.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Foreside Fund Services, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $3,559,648 and $3,537,609 respectively.

Pickens Morningstar® Renewable Energy Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $0 and $1,610,554, respectively.

During the current fiscal period, the Fund paid $896 in brokerage commissions on trades of securities to Penserra Securities LLC, an affiliate of the Sub-Adviser.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of December 31, 2019 were as follows:

Tax cost of investments	$2,478,565
Gross tax unrealized appreciation	$241,419
Gross tax unrealized depreciation	(35,037)
Total unrealized appreciation (depreciation)	206,382
Undistributed ordinary Income	960
Undistributed long-term capital gains	—
Accumulated gain (loss)	960
Other accumulated gain (loss)	(1,015,151)
Distributable earnings (accumulated deficit)	$(807,809)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

As of December 31, 2019, the Fund deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of December 31, 2019, the Fund had short term capital loss carryover of $560,094 and long term capital loss carryover of $455,057; these amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal years ended December 31, 2019 and December 31, 2018, was as follows:

	Year Ended	Period Ended
	December 31, 2019	December 31, 2018
Ordinary Income	$44,738	$119,658

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in

Pickens Morningstar® Renewable Energy Response™ ETF

NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Continued)

blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Pickens Morningstar® Renewable Energy Response™ ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Pickens Morningstar® Renewable Energy Response™ ETF (formerly known as NYSE® Pickens Oil Response™ ETF) and Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pickens Morningstar® Renewable Energy Response™ ETF (the “Fund”), a series of ETF Series Solutions, as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin
February 28, 2020

Pickens Morningstar® Renewable Energy Response™ ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	49	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (39
	Audit		(2000–2011).		portfolios)
	Committee				(since 2011).
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	49	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (39
portfolios)
(since 2011).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	49	Independent
Born: 1956		term;	Director and General Counsel,		Trustee,
		since	Artisan Partners Limited		PPM Funds
		2018	Partnership (investment		(9 portfolios)
			adviser) (2000–2013);		(since 2018).
Executive Vice President
and General Counsel,
Artisan Partners Asset
Management Inc.
(2012–2013); Vice President
and General Counsel, Artisan
Funds, Inc. (investment
company) (2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	49	None
Born: 1967	and	term;	U.S. Bancorp Fund Services,
	Chairman	Trustee	LLC (since 2013); Managing
		since	Director of Index Services,
		2014;	Zacks Investment
		Chairman	Management (2011–2013).
since
2013

Pickens Morningstar® Renewable Energy Response™ ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust

Kristina R. Nelson	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2020); Vice President, U.S. Bancorp Fund
		since 2019	Services,LLC (2014–2020); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2013–2014).

Michael D. Barolsky	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2019); Vice President, U.S. Bancorp Fund
	and	since 2014	Services, LLC (2012-2019); Associate, Thompson
	Secretary	(other roles	Hine LLP (law firm) (2008–2012).
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since 2015	Services, LLC (2014–2015); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012–2016).

Jason E. Shlensky	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1987	Treasurer	term;	LLC (since 2019); Officer, U.S. Bancorp Fund Services,
		since 2019	LLC (2014–2019).

Isabella K. Gentile	Assistant	Indefinite	Regulatory Administration Attorney, U.S. Bancorp Fund
Born: 1994	Secretary	term;	Services, LLC (since 2019), Regulatory Administration
		since 2020	Intern, U.S. Bancorp Fund Services, LLC (2018–2019)
and Law Student (2016–2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.renewableenergyetf.com.

Pickens Morningstar® Renewable Energy Response™ ETF

EXPENSE EXAMPLE
For the Six-Months Ended December 31, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	July 1, 2019	December 31, 2019	During the Period(1)
Actual	$1,000.00	$ 988.80	$3.51
Hypothetical (5% annual	$1,000.00	$1,021.68	$3.57
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.70%, multiplied by the average account value during the period, multiplied by 184/365 to reflect the one-half year period.

Pickens Morningstar® Renewable Energy Response™ ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 10–11, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of an amendment (the “Amendment”) to the Investment Advisory Agreement (the “Advisory Agreement”) between TriLine Index Solutions, LLC (“TriLine” or the “Adviser”) and the Trust on behalf of the Pickens Morningstar Renewable Energy Response ETF (the “Fund” or “RENW”) to reduce the Fund’s unitary management fee.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from TriLine regarding, among other things, the background and experience of the firm’s key personnel, the proposed new underlying index for the Fund, and information regarding the expense ratios of peer funds with a similar strategy.

During the Meeting, representatives from the Adviser presented additional oral information to help the Board evaluate the Adviser’s fees and other aspects of the Amendment. The Board then discussed the written materials that it had received, the Adviser’s oral presentation, and any other information that the Board received at the Meeting and deliberated on the approval of the Amendment in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Amendment to the Advisory Agreement

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to RENW. The Board noted that the Amendment was not expected to change the nature, extent, or quality of services provided by the Adviser to the Fund. The Board noted that it anticipated reviewing additional information about the Adviser at a future meeting in conjunction with its consideration of the renewal of the Advisory Agreement.

Historical Performance. The Board noted that the Adviser was proposing to change the index tracked by the Fund, and the Amendment was for the sole purpose of reducing the Fund’s management fee. Consequently, the Board determined that the Fund’s historical performance was not a relevant factor.

Cost of Services Provided and Economies of Scale. The Board reviewed the proposed expense ratio net of the Amendment and compared it to a group of renewable energy ETFs identified by the Adviser as direct competitors for RENW (“Peer Group”). The Board noted that the proposed expense ratio for RENW was equal to the average of the Peer Group. The Board determined that RENW’s anticipated expense ratio, including the proposed advisory fee, was reasonable given the nature of the investment strategy as a passively-managed fund.

Pickens Morningstar® Renewable Energy Response™ ETF

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board took into consideration that the advisory fee for RENW was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying RENW’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with RENW, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale are currently shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Amendment to the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Amendment, including the compensation payable under the Amendment, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Amendment was in the best interests of the Fund and its shareholders.

Pickens Morningstar® Renewable Energy Response™ ETF

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended December 31, 2019, certain dividends paid by the Fund may be subject to the maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2019 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.renewableenergyetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.renewableenergyetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.renewableenergyetf.com.

(This Page Intentionally Left Blank.)

Adviser
TriLine Index Solutions, LLC
2311 Cedar Springs Road, Suite 200
Dallas, Texas 75201

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Pickens Morningstar® Renewable Energy Response™ ETF
Symbol – RENW
CUSIP – 26922A529

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2019	FYE 12/31/2018
Audit Fees	$14,500	$14,500
Audit-Related Fees	$0	$0
Tax Fees	$3,000	$3,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*  /s/  Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    March 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date    March 3, 2020

By (Signature and Title)* /s/ Kristen M. Weitzel
      Kristen M. Weitzel, Treasurer (principal financial officer)

Date    March 3, 2020

* Print the name and title of each signing officer under his or her signature.